Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	56 Months Ended	60 Months Ended	61 Months Ended	101 Months Ended	117 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Without Sales Load [Member] | C000219702
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%	16.85%	10.44%
Without Sales Load [Member] | C000219699
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%	7.44%	2.90%
Without Sales Load [Member] | C000219701
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%	13.04%	7.42%
Without Sales Load [Member] | C000219700
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%	9.28%	4.40%
Without Sales Load [Member] | C000171896
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	21.54%		5.35%		8.16%
Without Sales Load [Member] | C000153271
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%	28.71%		14.60%			11.67%
Without Sales Load [Member] | C000153272
Average Annual Return [Line Items]
Average Annual Return, Percent	8.11%	23.74%		12.50%			10.40%
Without Sales Load [Member] | C000216288
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%	23.29%		17.35%	17.31%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%	20.72%	13.68%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%	2.90%	(0.81%)
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%	20.72%	13.68%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%	2.90%	(0.81%)
MSCI USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%	26.91%		15.20%		14.88%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%	26.28%		14.50%			12.73%
S&P Total Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.35%	26.28%		14.50%			12.73%
ICE U.S. 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.26%	26.19%		14.52%	14.15%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%	2.90%	(0.81%)
BlackRock ESG Aware Aggressive Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.47%	16.87%	10.49%
S&P Target Risk Aggressive Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	16.26%	10.84%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%	20.72%	13.68%
BlackRock ESG Aware Conservative Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%	7.49%	2.95%
S&P Target Risk Convservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%	7.69%	3.64%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%	2.90%	(0.81%)
BlackRock ESG Aware Growth Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%	13.09%	7.48%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%	12.81%	7.96%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%	20.72%	13.68%
BlackRock ESG Aware Moderate Allocation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%	9.35%	4.46%
S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	9.39%	5.08%
MSCI USA Small Cap Minimum Volatility (USD) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%	21.79%		5.48%		8.35%
STOXX U.S. Equity Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%	28.84%		14.74%			11.88%
STOXX U.S. Small-Cap Equity Factor Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%	23.85%		12.78%			10.72%
NYSE® FactSet® U.S. Tech Breakthrough Index™
Average Annual Return [Line Items]
Average Annual Return, Percent	12.77%	23.64%		17.62%	17.60%